Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000816753
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 06, 2016
Prospectus Date	rr_ProspectusDate	Dec. 30, 2015